COMMITMENTS AND CONTINGENCIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Chief Executive Officer [Member] | Terminated Without Cause [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	$ 1,727
Chief Executive Officer [Member] | Terminated, change of control without good reason [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	1,727
Chief Executive Officer [Member] | Terminated for cause, death, disability and by executive without good reason [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	363
Chief Operating Officer [Member] | Terminated Without Cause [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	909
Chief Operating Officer [Member] | Terminated, change of control without good reason [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	0
Chief Operating Officer [Member] | Terminated for cause, death, disability and by executive without good reason [Member]
Restructuring Cost and Reserve [Line Items]
Severance Provision And Indemnification Charges	$ 309